SHORT-TERM BORROWINGS	12 Months Ended
Dec. 31, 2023
SHORT-TERM BORROWINGS
SHORT-TERM BORROWINGS

10. SHORT-TERM BORROWINGS

The following table sets forth the loan agreement of short-term borrowing from bank:

			Amount	Annual	Repayment
Date	Borrower	Lender	($)	Interest Rate	Due Date
January 6, 2023	Ambow Education Inc.	EAST WEST BANK	2,439	2.50%	January 6, 2024
October 11, 2022	Ambow Education Inc.	Cathy Bank	1,500	6.29%	October 11, 2024

In October 2022 and January 2023, the Group pledged its restricted cash amount of $3,939 to obtain a line of credit in $3,939 from Cathy Bank and EAST WEST BANK, respectively. Refer to the Note 4-Cash, Cash Equivalents and Restricted Cash.

On January 6, 2023, the Group received a loan from EAST WEST BANK in the amount of $2,439 with a maturity date of January 6, 2024, and bearing interest at 2.50% per annum. The loan has been fully repaid at maturity on January 8, 2024. On October 11, 2022, the Group received a loan from Cathy Bank in the amount of $1,500 with a maturity date on October 11, 2023. On November 6, 2023, the Group renewed the loan from Cathy Bank with a maturity date on October 11, 2024 and bearing interest at 6.29% per annum. The pledge shall be terminated once all borrowings were repaid and pledge cancellation registration procedures were completed.